Schedule of cash and cash equivalents (Details) - GBP (£)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow hedges [abstract]
Cash and cash equivalents	£ 1,566,688	£ 748,015	£ 956,495	£ 6,670,975